Income Taxes Net Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	$ 0.7
Tax credit carryforward	3.2
U.S. State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	25.7
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 194.3